Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,092,427)	$ (3,376,410)	$ (4,899,006)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	29,801	15,835	15,707
Interest expense on operating lease liabilities	10,087	95,753	22,428
Amortization of right-of-use assets	74,509	7,554
Stock-based compensation for consultancy service	517,500
Changes in operating assets and liabilities:
Account receivables	(1,913)
Prepaid expenses and other current assets	1,684	(498,211)	68,353
Accrued expenses and other liabilities	(21,739)	(153,203)	37,353
Amount due to related party		(103,511)
Operating lease liabilities	(87,012)	(708)
Net cash used in operating activities	(3,569,510)	(4,012,901)	(4,755,165)
CASH FLOWS FROM INVESTING ACTIVITIES:
Promissory notes lent to a related party		(69,764)
Purchase of property and equipment	(7,843)		(12,621)
Net cash used in investing activities	(7,843)	(69,764)	(12,621)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from reverse merger		100,224
Borrowings from related parties		449,877	5,750,098
Advance from a director	1,675,338	593,263
Repayments of borrowings from a director	(409,186)	(1,065,846)	(4,662,642)
Proceeds from convertible promissory notes payable		7,000,000	4,000,000
Payment of offering costs		(965,460)
Net cash provided by financing activities	1,266,152	6,112,058	5,087,456
Effect of exchange rate changes on cash and cash equivalents	57,941	(51,328)	1,340
Net increase in cash and cash equivalents	(2,253,260)	1,978,065	321,010
Cash and cash equivalents at beginning of year	2,575,225	597,160	276,150
Cash and cash equivalents at end of year	321,965	2,575,225	597,160
Supplementary cash flow information
Cash paid for income taxes
Cash paid for interest			22,428
Cash received for interest	22,640	82,268	12,743
Supplemental disclosure of non-cash investing and financing activities
Related party borrowing in exchange for convertible promissory notes		4,500,000	1,000,000
Settlement by shares received from promissory note receivable	714,527
Shares issued to settle related party loans	1,086,439
Shares issued to settle consultancy fee	517,500
ROU assets obtained in exchange for new operating lease liabilities		235,994
Reclassification of other receivable to due from a related party		$ 644,763